Information Related to Stock Options (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Options	789,200	779,200
Options Exercisable, Weighted Average Remaining Life In Years	7 years 2 months 12 days	7 years 7 months 6 days
Options Exercisable, Exercisable Number of Options	365,327	318,573
Exercise Price 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 5.70	$ 5.70
Options Outstanding, Number of Options	35,000	45,000
Options Exercisable, Weighted Average Remaining Life In Years	9 years	9 years 6 months
Options Exercisable, Exercisable Number of Options	15,000	10,000
Exercise Price 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 6.40	$ 6.40
Options Outstanding, Number of Options	25,000	25,000
Options Exercisable, Weighted Average Remaining Life In Years	0 years	0 years
Options Exercisable, Exercisable Number of Options	0	0
Exercise Price 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 6.60	$ 6.60
Options Outstanding, Number of Options	281,250	306,250
Options Exercisable, Weighted Average Remaining Life In Years	4 years 2 months 12 days	4 years 8 months 12 days
Options Exercisable, Exercisable Number of Options	3,750	3,750
Exercise Price 4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 6.80	$ 6.80
Options Outstanding, Number of Options	12,500	12,500
Options Exercisable, Weighted Average Remaining Life In Years	0 years	0 years
Options Exercisable, Exercisable Number of Options	0	0
Exercise Price 5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 7.80	$ 7.80
Options Outstanding, Number of Options	3,000	3,000
Options Exercisable, Weighted Average Remaining Life In Years	4 years	4 years 6 months
Options Exercisable, Exercisable Number of Options	3,000	3,000
Exercise Price 6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 8.00	$ 10.00
Options Outstanding, Number of Options	15,000	17,250
Options Exercisable, Weighted Average Remaining Life In Years	0 years	4 years 10 months 24 days
Options Exercisable, Exercisable Number of Options	0	16,625
Exercise Price 7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 9.20	$ 10.60
Options Outstanding, Number of Options	25,000	2,000
Options Exercisable, Weighted Average Remaining Life In Years	0 years	9 years 2 months 12 days
Options Exercisable, Exercisable Number of Options	0	2,000
Exercise Price 8
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 9.40	$ 12.00
Options Outstanding, Number of Options	5,000	49,000
Options Exercisable, Weighted Average Remaining Life In Years	4 years 7 months 6 days	8 years 9 months 18 days
Options Exercisable, Exercisable Number of Options	4,375	49,000
Exercise Price 9
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 10.00	$ 13.00
Options Outstanding, Number of Options	17,250	133,750
Options Exercisable, Weighted Average Remaining Life In Years	4 years 4 months 24 days	9 years 1 month 6 days
Options Exercisable, Exercisable Number of Options	17,250	56,248
Exercise price 10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 10.60	$ 20.00
Options Outstanding, Number of Options	2,000	6,550
Options Exercisable, Weighted Average Remaining Life In Years	8 years 8 months 12 days	8 years
Options Exercisable, Exercisable Number of Options	2,000	6,550
Exercise Price 11
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 12.00	$ 21.00
Options Outstanding, Number of Options	49,000	113,500
Options Exercisable, Weighted Average Remaining Life In Years	8 years 3 months 18 days	7 years 1 month 6 days
Options Exercisable, Exercisable Number of Options	49,000	113,500
Exercise Price 12
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 13.00	$ 22.00
Options Outstanding, Number of Options	133,750	250
Options Exercisable, Weighted Average Remaining Life In Years	8 years 3 months 18 days	2 years 4 months 24 days
Options Exercisable, Exercisable Number of Options	92,502	250
Exercise Price 13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 20.00	$ 24.00
Options Outstanding, Number of Options	6,550	500
Options Exercisable, Weighted Average Remaining Life In Years	7 years 6 months	1 year 4 months 24 days
Options Exercisable, Exercisable Number of Options	6,550	500
Exercise Price 14
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 21.00	$ 25.00
Options Outstanding, Number of Options	113,500	2,150
Options Exercisable, Weighted Average Remaining Life In Years	6 years 7 months 6 days	1 year 10 months 24 days
Options Exercisable, Exercisable Number of Options	113,500	2,150
Exercise Price 15
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 22.00	$ 28.00
Options Outstanding, Number of Options	250	17,500
Options Exercisable, Weighted Average Remaining Life In Years	2 years	4 years 6 months
Options Exercisable, Exercisable Number of Options	250	10,000
Exercise price 16
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 24.00	$ 30.00
Options Outstanding, Number of Options	500	45,000
Options Exercisable, Weighted Average Remaining Life In Years	10 months 24 days	7 years 10 months 24 days
Options Exercisable, Exercisable Number of Options	500	45,000
Exercise Price 17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 25.00
Options Outstanding, Number of Options	2,150
Options Exercisable, Weighted Average Remaining Life In Years	1 year 4 months 24 days
Options Exercisable, Exercisable Number of Options	2,150
Exercise price 18
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 28.00
Options Outstanding, Number of Options	17,500
Options Exercisable, Weighted Average Remaining Life In Years	4 years 1 month 6 days
Options Exercisable, Exercisable Number of Options	10,500
Exercise price 19
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 30.00
Options Outstanding, Number of Options	45,000
Options Exercisable, Weighted Average Remaining Life In Years	7 years 4 months 24 days
Options Exercisable, Exercisable Number of Options	45,000